Retirement Benefits – Defined Benefit Obligations (Details) - Schedule of Principal Actuarial Assumptions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Betterware [Member]
Financial:
Future salary growth	7.00%	6.50%	5.00%
Discount rate	9.70%	9.20%	7.60%
Demographic:
Number of employees	938	901	1,272
Age average	35 years	34 years	32 years
Longevity average	3 years	3 years	2 years
JAFRA [Member]
Financial:
Future salary growth	5.50%	5.50%
Discount rate	9.30%	9.50%
Demographic:
Number of employees	1,356	1,276
Age average	38 years	38 years
Longevity average	7 years	7 years